U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price International Funds, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                  check the box but do not list series or classes):   / /

                  T. Rowe Price International Stock Fund


         3.       Investment Company Act File Number:  811-2958
                  Securities Act File Number:  2-65539

         4a. Last day of fiscal year for which this Form is filed:

                  October 31, 2001

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                              $3,877,722,916

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:         $4,444,749,675


         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:   $899,132,293

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:                 -$5,343,881,968

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                               ($0)

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:         -$1,466,159,052

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                   x .000239

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):             $0

         6.       Prepaid Shares

                  If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                         +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                              $0

         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 16, 2002

                  Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 16, 2002




                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price International Funds, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                  check the box but do not list series or classes):   / /

                  T. Rowe Price International Discovery Fund

         3.       Investment Company Act File Number:  811-2958

                  Securities Act File Number:  2-65539

         4a. Last day of fiscal year for which this Form is filed:

                  October 31, 2001

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                $300,752,789

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:           $296,197,758

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:           ($-0-)

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:                   -$296,197,758

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                         $4,555,031

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:                  ($-0-)

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                   x .000239

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):      $1,088.65

         6.       Prepaid Shares

                  If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                         +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                       $1,088.65

         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 16, 2002

                  Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 16, 2002





                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price International Funds, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                  check the box but do not list series or classes):   / /

                  T. Rowe Price European Stock Fund

         3.       Investment Company Act File Number:  811-2958

                  Securities Act File Number:  2-65539

         4a. Last day of fiscal year for which this Form is filed:

                  October 31, 2001

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                $481,883,177

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:           $555,986,300

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:     $139,861,183

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:                   -$695,847,483

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                               $-0-

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:          ($213,964,306)

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                   x .000239

         (viii)   Registration fee due [multiply Item 5(v)

                  by Item 5(vii)]  (enter "0" if no fee is due):           $-0-

         6.       Prepaid Shares

                  If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                         +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                            $-0-

         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 16, 2002

                  Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 16, 2002





                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


         1.       Name and address of issuer:

                  T. Rowe Price International Funds, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                  check the box but do not list series or classes):   / /

                  T. Rowe Price New Asia Fund

         3.       Investment Company Act File Number:  811-2958

                  Securities Act File Number:  2-65539

         4a. Last day of fiscal year for which this Form is filed:

                  October 31, 2001

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                              $1,022,234,885

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:         $1,163,888,558

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:     $995,343,298

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:                 -$2,159,231,856

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                               $-0-

         (vi) Redemption credits available for use in future years - if Item 5(I)is less than Item 5(iv)

                  [subtract Item 5(iv) from Item 5(I)]:         ($1,136,996,970)

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                   x .000239

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):           $-0-

         6.       Prepaid Shares

                  If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                         +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                            $-0-

         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 16, 2002

                  Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 16, 2002





                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price International Funds, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                  check the box but do not list series or classes):   / /

                  T. Rowe Price Japan Fund

         3.       Investment Company Act File Number:  811-2958

                  Securities Act File Number:  2-65539

         4a. Last day of fiscal year for which this Form is filed:

                  October 31, 2001

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                $282,787,785
         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:           $321,306,818

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission      $157,984,901

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:                   -$479,291,719


         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                               $-0-

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:           -$196,503,934

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                   x .000239

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):           $-0-

         6.       Prepaid Shares

                  If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                         +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                            $-0-

         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 16, 2002

                  Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 16, 2002




                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price International Funds, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                  check the box but do not list series or classes):   / /

                  T. Rowe Price Latin America Fund

         3.       Investment Company Act File Number:  811-2958

                  Securities Act File Number:  2-65539

         4a. Last day of fiscal year for which this Form is filed:

                  October 31, 2001

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                 $31,332,035

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:            $64,215,942

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year

                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:     $173,130,340

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:                   -$237,346,282

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                               $-0-

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:          - $206,014,247

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                   x .000239

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):             $0

         6.       Prepaid Shares

                  If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                         +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                              $0

         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 16, 2002

                  Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 16, 2002





                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price International Funds, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                  check the box but do not list series or classes):   / /

                  T. Rowe Price Emerging Markets Stock Fund

         3.       Investment Company Act File Number:  811-2958

                  Securities Act File Number:  2-65539

         4a. Last day of fiscal year for which this Form is filed:

                  October 31, 2001

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant

                  to section 24(f):                                $87,380,598

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:            $61,427,379

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:           ($.0)

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:                    -$61,427,379

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                        $25,953,219

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:                  ($-0-)

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                   x .000239

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):      $6,202.82

         6.       Prepaid Shares

                  If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                         +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                       $6,202.82

         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 16, 2002

                  Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 16, 2002





                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price International Funds, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                  check the box but do not list series or classes):   / /

                  T. Rowe Price Global Stock Fund

         3.       Investment Company Act File Number:  811-2958

                  Securities Act File Number:  2-65539

         4a. Last day of fiscal year for which this Form is filed:

                  October 31, 2001

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c.      / /  Check box if this is the last time the issuer

                  will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                 $44,087,195

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:            $48,242,195

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:           ($-0-)

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:                    -$48,242,195

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                            ($-$0-)

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:              -4,155,000

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                   x .000239

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):         ($-0-)

         6.       Prepaid Shares

                  If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                         +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                          ($-0-)


         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 16, 2002

                  Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 16, 2002


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price International Funds, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                  check the box but do not list series or classes):   / /

                  T. Rowe Price International Growth & Income Fund

         3.       Investment Company Act File Number:  811-2958

                  Securities Act File Number:  2-65539

         4a. Last day of fiscal year for which this Form is filed:

                  October 31, 2001

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c.      / /  Check box if this is the last time the issuer

                  will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                $14,571,298

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:           $13,590,236

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:            $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:                   -$13,590,236

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                          $981,062

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:                  ($-0-)

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                   x .000239

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):       $234.47

         6.       Prepaid Shares

                  If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                        +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                        $234.47


         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 16, 2002

                  Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 16, 2002



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price International Funds, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                  check the box but do not list series or classes):   / /

                  T. Rowe Price Emerging Europe & Mediterranean Fund

         3.       Investment Company Act File Number:  811-2958

                  Securities Act File Number: 002-65539

         4a. Last day of fiscal year for which this Form is filed:

                  October 31, 2001

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c.      / /  Check box if this is the last time the issuer

                  will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                 $4,027,767

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:            $3,858,871

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:             $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:                     -$3,858,871

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                           $168,896

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:                  ($-0-)

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                   x .000239

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):         $40.37

         6.       Prepaid Shares

                  If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                         +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                          $40.37


         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 16, 2002

                  Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 16, 2002